Income Taxes - Details of Deductible Temporary Differences and Unused Tax Losses (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carryforward of unused tax losses	¥ 51,390	¥ 87,225
Deductible temporary differences	111,242	131,854
Total	¥ 162,633	¥ 219,080